Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
As required by Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the fiscal years ended December 31, 2022, 2021 and 2020. In determining the “compensation actually paid” to our Named Executive Officers, SEC rules require us to make various adjustments to amounts reported in the Summary Compensation Table because the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values reported in our Summary Compensation Table, as well as the adjusted values required in this section by SEC rules.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Current PEO ($)(1)	Summary Compensation Table Total for Former PEO ($)(1)	Compensation Actually Paid to Current PEO ($)(2)	Compensation Actually Paid to Former PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income ($)	Operating Income ($)(4)
2022	$4,523,872	$—	$(3,078,337)	$—	$1,616,138	$(394,499)	$225.17	$97.55	$357,422,000	$470,488,000
2021	$4,937,517	$—	$16,313,494	$—	$1,563,271	$5,643,403	$361.93	$120.41	$253,235,000	$335,141,000
2020	$2,430,138	$2,692,691	$10,089,077	$15,866,394	$948,322	$2,395,295	$194.16	$106.29	$138,340,000	$180,321,000

(1)	Our Principal Executive Officer (“PEO”) and the remaining Named Executive Officers for the relevant fiscal year, as determined under SEC rules, are as follows:

Year	Current PEO	Former PEO	Non-PEO NEOs
2022	Frederick J. Holzgrefe, III		Douglas L. Col, Raymond R. Ramu, Patrick D. Sugar and Anthony Norwood
2021	Frederick J. Holzgrefe, III		Douglas L. Col, Raymond R. Ramu, Patrick D. Sugar and Rohit Lal
2020	Frederick J. Holzgrefe, III	Richard D. O’Dell	Douglas L. Col, Robert S. Chambers, Raymond R. Ramu, Paul C. Peck and Karla J. Staver

(2)
“Compensation actually paid” to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted per SEC rules as follows:

	2020			2021		2022
Adjustments	Current PEO	Former PEO	Average non- PEO NEOs	Current PEO	Average non- PEO NEOs	Current PEO	Average non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(1,126,107)	$(1,957,361)	$(363,579)	$(2,386,158)	$(588,865)	$(2,394,308)	$(715,715)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,839,979	$5,850,426	$833,446	$5,042,837	$1,215,977	$1,398,460	$459,173
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$5,788,843	$8,957,943	$995,686	$8,003,541	$3,166,405	$(4,315,909)	$(1,255,471)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$156,224	$322,695	$103,053	$715,757	$286,615	$(2,290,452)	$(498,624)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$(121,633)	$—	$—	$—	$—
TOTAL ADJUSTMENTS	$7,658,939	$13,173,703	$1,446,973	$11,375,977	$4,080,132	$(7,602,209)	$(2,010,637)
(3)	For the relevant fiscal year, represents the cumulative total shareholder return of the NASDAQ Transportation Index (the “Peer Group TSR”).

(4)	The Company selected measure is operating income which is a generally accepted accounting principles measure used in the annual cash incentive plan.

Company Selected Measure Name	operating income
Named Executive Officers, Footnote [Text Block]
(1)	Our Principal Executive Officer (“PEO”) and the remaining Named Executive Officers for the relevant fiscal year, as determined under SEC rules, are as follows:

Year	Current PEO	Former PEO	Non-PEO NEOs
2022	Frederick J. Holzgrefe, III		Douglas L. Col, Raymond R. Ramu, Patrick D. Sugar and Anthony Norwood
2021	Frederick J. Holzgrefe, III		Douglas L. Col, Raymond R. Ramu, Patrick D. Sugar and Rohit Lal
2020	Frederick J. Holzgrefe, III	Richard D. O’Dell	Douglas L. Col, Robert S. Chambers, Raymond R. Ramu, Paul C. Peck and Karla J. Staver

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative total shareholder return of the NASDAQ Transportation Index (the “Peer Group TSR”).
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
“Compensation actually paid” to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted per SEC rules as follows:

	2020			2021		2022
Adjustments	Current PEO	Former PEO	Average non- PEO NEOs	Current PEO	Average non- PEO NEOs	Current PEO	Average non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(1,126,107)	$(1,957,361)	$(363,579)	$(2,386,158)	$(588,865)	$(2,394,308)	$(715,715)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,839,979	$5,850,426	$833,446	$5,042,837	$1,215,977	$1,398,460	$459,173
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$5,788,843	$8,957,943	$995,686	$8,003,541	$3,166,405	$(4,315,909)	$(1,255,471)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$156,224	$322,695	$103,053	$715,757	$286,615	$(2,290,452)	$(498,624)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$(121,633)	$—	$—	$—	$—
TOTAL ADJUSTMENTS	$7,658,939	$13,173,703	$1,446,973	$11,375,977	$4,080,132	$(7,602,209)	$(2,010,637)

Non-PEO NEO Average Total Compensation Amount	$ 1,616,138	$ 1,563,271	$ 948,322
Non-PEO NEO Average Compensation Actually Paid Amount	$ (394,499)	5,643,403	2,395,295
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
“Compensation actually paid” to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted per SEC rules as follows:

	2020			2021		2022
Adjustments	Current PEO	Former PEO	Average non- PEO NEOs	Current PEO	Average non- PEO NEOs	Current PEO	Average non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(1,126,107)	$(1,957,361)	$(363,579)	$(2,386,158)	$(588,865)	$(2,394,308)	$(715,715)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,839,979	$5,850,426	$833,446	$5,042,837	$1,215,977	$1,398,460	$459,173
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$5,788,843	$8,957,943	$995,686	$8,003,541	$3,166,405	$(4,315,909)	$(1,255,471)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$156,224	$322,695	$103,053	$715,757	$286,615	$(2,290,452)	$(498,624)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$(121,633)	$—	$—	$—	$—
TOTAL ADJUSTMENTS	$7,658,939	$13,173,703	$1,446,973	$11,375,977	$4,080,132	$(7,602,209)	$(2,010,637)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We believe the following financial performance measures represent the most important financial performance measures used by us to link compensation actually paid to our Named Executive Officers for the fiscal year ended December 31, 2022 to Company performance:

Company Selected Measures
Operating Income
Operating Ratio
Total Shareholder Return

Total Shareholder Return Amount	$ 225.17	361.93	194.16
Peer Group Total Shareholder Return Amount	97.55	120.41	106.29
Net Income (Loss)	$ 357,422,000	$ 253,235,000	$ 138,340,000
Company Selected Measure Amount	470,488,000	335,141,000	180,321,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Non-GAAP Measure Description [Text Block]	The Company selected measure is operating income which is a generally accepted accounting principles measure used in the annual cash incentive plan.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Frederick J. Holzgrefe, III [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,523,872	$ 4,937,517	$ 2,430,138
PEO Actually Paid Compensation Amount	$ (3,078,337)	$ 16,313,494	$ 10,089,077
PEO Name	Frederick J. Holzgrefe, III	Frederick J. Holzgrefe, III	Frederick J. Holzgrefe, III
Richard D. O'Dell [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 0	$ 2,692,691
PEO Actually Paid Compensation Amount	0	0	$ 15,866,394
PEO Name			Richard D. O’Dell
PEO [Member] | Frederick J. Holzgrefe, III [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,602,209)	11,375,977	$ 7,658,939
PEO [Member] | Frederick J. Holzgrefe, III [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,394,308)	(2,386,158)	(1,126,107)
PEO [Member] | Frederick J. Holzgrefe, III [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,398,460	5,042,837	2,839,979
PEO [Member] | Frederick J. Holzgrefe, III [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,315,909)	8,003,541	5,788,843
PEO [Member] | Frederick J. Holzgrefe, III [Member] | Increase/deduction for Awards Granted during Prior FY that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,290,452)	715,757	156,224
PEO [Member] | Frederick J. Holzgrefe, III [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Richard D. O'Dell [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			13,173,703
PEO [Member] | Richard D. O'Dell [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,957,361)
PEO [Member] | Richard D. O'Dell [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,850,426
PEO [Member] | Richard D. O'Dell [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,957,943
PEO [Member] | Richard D. O'Dell [Member] | Increase/deduction for Awards Granted during Prior FY that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			322,695
PEO [Member] | Richard D. O'Dell [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,010,637)	4,080,132	1,446,973
Non-PEO NEO [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(715,715)	(588,865)	(363,579)
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	459,173	1,215,977	833,446
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,255,471)	3,166,405	995,686
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FY that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(498,624)	286,615	103,053
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (121,633)